Income Taxes - Schedule of Deferred Tax Assets and Liabilities at the Swiss Statutory Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Net deferred income tax asset /(liability)		$ 3	$ 6
Deferred income tax assets/(liabilities)	$ (2,900)
Foreign
Operating Loss Carryforwards [Line Items]
Net deferred income tax asset /(liability)		$ 3
Deferred income tax assets/(liabilities)	$ (2,900)